Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Mt. Auburn Management
Address:	79 Milk Street
	Suite 806
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

	Suzanne E. Werber	Boston, MA	February 13, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$1,699,091



List of Other Managers:	NONE

                                                             VALUE    SHARES/
SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT
PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D America Online                 COM              02364J104   131150  1728500
SH       SOLE                         1728500
D BMC Software                   COM              055921100   201782  2524246
SH       SOLE                         2524246
D EMC Corp                       COM              268648102   364197  3333609
SH       SOLE                         3333609
D IMS Health                     COM              449934108    44700  1644129
SH       SOLE                         1644129
D MCI WorldCom                   COM              55268B106   135864  2560450
SH       SOLE                         2560450
D Solectron Corp                 COM              834182107   305684  3213500
SH       SOLE                         3213500
D Sun Microsystems               COM              866810104   191154  2468500
SH       SOLE                         2468500
D Tellabs                        COM              879664100   140874  2194730
SH       SOLE                         2194730
D Texas Instruments              COM              882508104   157692  1632000
SH       SOLE                         1632000
D Williams Cos                   COM              969457100    21119   691000
SH       SOLE                          691000
D i2 Technologies                COM              465754109     4875    25000
SH       SOLE                           25000
S REPORT SUMMARY                 11 DATA RECORDS             1699091
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED